Bank Loans (Tables)	12 Months Ended
Dec. 31, 2021
Bank Loans
Schedule of principal payments on long-term borrowings

Year ending December 31,	RMB	USD
2022	50,200,000	7,877,475
2023	141,800,000	22,251,514
2024	160,000,000	25,107,492
Total	352,000,000	55,236,481